Note 1 - Reporting Entity	9 Months Ended
Jul. 31, 2022
Statement Line Items [Line Items]
Disclosure of notes and other explanatory information [text block]

1.     Reporting entity:

VersaBank (the “Bank”) operates as a Schedule I bank under the Bank Act (Canada) and is regulated by the Office of the Superintendent of Financial Institutions (“OSFI”).  The Bank, whose shares trade on the Toronto Stock Exchange and NASDAQ Stock Exchange, provides commercial lending and banking services to select niche markets in Canada and the United States as well as cybersecurity services through the operations of its wholly owned subsidiary DRT Cyber Inc., (“DRTC”). The Bank’s management has established two reportable operating segments, those being Digital Banking and DRTC (cybersecurity services and banking and financial technology development).  Details of the Bank’s segment reporting are set out in note 17.

The Bank is incorporated in Canada, and maintains its registered head office at Suite 2002, 140 Fullarton Street, London, Ontario, Canada, N6A 5P2.